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 The Universal Institutional Funds, Inc. Prospectus Supplement

  August 11,2003

The Universal Institutional Funds, Inc.


 Supplement dated
 August 11, 2003 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2003:

 Global Franchise
 Portfolio ("Class II")

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Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the
"Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of the Global Franchise Portfolio (the "Sub-Adviser"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

Sub-Adviser

Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Global Franchise Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Global Franchise Portfolio under the supervision of the Adviser.

References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.






Please retain this supplement for future reference.

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 The Universal Institutional Funds, Inc. Prospectus Supplement

  August 11, 2003

The Universal Institutional Funds, Inc.


 Supplement dated
 August 11, 2003 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2003:

 Global Value Equity
 Portfolio ("Class I")

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Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the
"Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of the Global Value Equity Portfolio (the "Sub-Adviser"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

Sub-Adviser

Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Global Value Equity Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Global Value Equity Portfolio under the supervision of the Adviser.

References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.







Please retain this supplement for future reference.

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 The Universal Institutional Funds, Inc. Prospectus Supplement

  August 11, 2003

The Universal Institutional Funds, Inc.


 Supplement dated
 August 11, 2003 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2003:

 International Magnum
 Portfolio ("Class I")

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Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the
"Adviser") entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company and Morgan Stanley Asset & Investment Trust Management Co., Limited in respect of the International Magnum Portfolio (each a "Sub-Adviser"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

Sub-Advisers

Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM"), located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, and Morgan Stanley Investment Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 049481, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers for the International Magnum Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the International Magnum Portfolio under the supervision of the Adviser.

References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include any the Sub-Adviser acting under its supervision.







Please retain this supplement for future reference.

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                        SUPPLEMENT DATED AUGUST 11, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                Dated May 1, 2003

Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "Adviser") entered into (i) a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of the Global Franchise Portfolio, the Global Value Equity Portfolio and the International Magnum Portfolio, (ii) a Sub-Advisory Agreement with Morgan Stanley Investment Management Company in respect of the International Magnum Portfolio, and (iii) a Sub-Advisory Agreement with Morgan Stanley Asset & Investment Trust Management Co., Limited in respect of the International Magnum Portfolio.

As a result, the first paragraph in the section of the Statement of Additional Information ("SAI") titled "INVESTMENT POLICIES AND STRATEGIES" is hereby amended and replaced in its entirety by the following:

         This SAI provides additional information about the investment policies and operations of the Fund and each of its Portfolios. Under the supervision of the Adviser, Morgan Stanley Investment Advisors Inc. ("MSIA") acts as investment sub-adviser to the Money Market Portfolio; Dwight Asset Management Company ("Dwight") acts as investment sub-adviser to the Capital Preservation Portfolio; Morgan Stanley Investment Management Limited ("MSIM Limited") serves as investment sub-adviser to the Global Franchise, Global Value Equity, and International Magnum Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the International Magnum Portfolio; and Morgan Stanley Asset & Investment Trust Management Co. Limited ("MSAITM") acts as investment sub-adviser to the International Magnum Portfolio (MSIA, MSIM, MSIM Company and MSAITM are each referred to individually as the "Sub-Adviser" and collectively as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under their supervision.

The section of the SAI titled "MANAGEMENT OF THE FUND-Code of Ethics" is hereby amended and replaced in its entirety by the following:

         Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by the Adviser, the Sub-Advisers and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Directors and officers of the Fund, the Adviser, the Sub-Advisers and Morgan Stanley & Co. ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices

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         in connection with the purchase or sale of securities by Access
         Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

The following paragraph is hereby added to the section of the SAI titled "MANAGEMENT OF THE FUND-Sub-Advisory Fees":

         Morgan Stanley Investment Management Limited serves as Sub-Adviser to the Global Franchise, Global Value Equity, and International Magnum Portfolios pursuant to an investment sub-advisory agreement with the Adviser. MSIM Limited, with principal offices at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Investment Management Company serves as Sub-Adviser to the International Magnum Portfolio pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSIM Company, with principal offices at 23 Church Street, 16-01 Capital Square, Singapore 049481, is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Asset & Investment Trust Management Co., Limited serves as Sub-Adviser to the International Magnum Portfolio pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSAITM, located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, is a wholly-owned subsidiary of Morgan Stanley. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund in respect of each of the respective Portfolios. Each investment sub-advisory agreement will continue in effect for an initial term of two years, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act.

The last sentence in the section of the SAI titled "MANAGEMENT OF THE FUND-Approval of the Advisory Agreements" is hereby amended and replaced in its entirety by the following:

         Based upon its review, the Board of Directors, including all of the Independent Directors, determined, in the exercise of its business judgment, that approval of the investment advisory agreement (and the investment sub-advisory agreements respecting the Money Market, Capital Preservation, Global Franchise, Global Value Equity and International Magnum Portfolios) was in the best interests of each Portfolio and its shareholders.

Please retain this Supplement for future reference.